Description of business and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
Description of business and basis of preparation of the consolidated financial statements
Description of business and basis of preparation of the consolidated financial statements

Note 2    Description of business and basis of preparation of the consolidated financial statements

2.1    Description of business

Orange provides B2C and B2B customers and other telecommunication operators with a wide range of connectivity services, including fixed telephony, mobile telecommunication, data transmission and other value-added services, including Mobile Financial Services. In addition to its role as a supplier of connectivity, the Group provides enterprise services, primarily solutions in the fields of digital work, security and improving business line processes.

Telecommunication operator activities are regulated and dependent upon the granting of licenses, just as Mobile Financial Services activities have their own regulations.

2.2    Basis of preparation of the financial statements

The consolidated financial statements were approved by the Board of Directors at its meeting of February 15, 2023 and will be submitted for approval by the Shareholders' Meeting on May 23, 2023.

The 2022 consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) as endorsed by the European Union. Comparative figures are presented for 2021 and 2020 using the same basis of preparation.

The data are presented in millions of euros, without a decimal. Rounding to the nearest million may in some cases lead to non-significant discrepancies in the totals and subtotals shown in the tables.

For the reported periods, the accounting standards and interpretations endorsed by the European Union are similar to the compulsory standards and interpretations published by the International Accounting Standards Board (IASB) with the exception of the texts currently being endorsed, that have no effect on the Group’s financial statements. Consequently, the Group’s financial statements are prepared in accordance with the IFRS standards and interpretations, as published by the IASB.

The principles applied to prepare the 2022 financial data are based on:

–   all the standards and interpretations endorsed by the European Union that were compulsory at December 31, 2022;

–   the options taken relating to the date and methods of first-time adoption (see 2.3 below);

–   the recognition and measurement options allowed under IFRS:

Standard		Alternative used
IAS 1	Accretion expense on operating liabilities (employee benefits, environmental liabilities and licenses)	Classification as financial expenses
IAS 2	Inventories	Measurement of inventories according to the weighted average unit cost method
IAS 7	Interest paid and dividends received	Classification as net operating cash flows
IAS 16	Property, plant and equipment	Measurement at amortized historical cost
IAS 38	Intangible assets	Measurement at amortized historical cost
IFRS 3	Non-controlling interests	At the acquisition date, measurement either at fair value or according to the portion of the identifiable net assets of the acquired entity

–     accounting positions adopted by the Group in accordance with paragraphs 10 to 12 of IAS 8:

Topic	Note
Presentation of consolidated financial statements	Financial statements and segment information
Operating taxes and levies payables	10.1
Income taxes	10.2
Non-controlling interests:
change in ownership interest in a subsidiary and transactions with owners	3 and 15.6

In the absence of any accounting standard or interpretation applicable to a specific transaction or event, the Group's management uses its judgment to define and apply an accounting policy that will result in relevant and reliable information, such that the financial statements:

–  present a true and fair view of the Group’s financial position, financial performance and cash flows;

–  reflect the economic substance of transactions;

–  are neutral;

–  are prepared on a prudent basis; and

–  are complete in all material respects.

2.3    New standards and interpretations applied from January 1, 2022

Only the amendments of the standards applicable to the Group whose effective date is January 1, 2022 are described below.

2.3.1      Amendment to IAS 16: Proceeds before intended use

The amendment clarifies that an entity is not permitted to recognize any revenue from the sale of items produced as a deduction from the cost of the fixed asset while preparing the asset for its intended use. The proceeds from selling such items are recognized in the income statement. This amendment was adopted by the Group on January 1, 2022 and has had no material effect on Orange’s consolidated financial statements.

2.3.2      Amendment to IAS 37: Onerous contracts – cost of fulfilling a contract

The clarifications provided by the amendment concern the incremental costs of fulfilling an onerous contract to be taken into account in the amount of the provision, namely the costs of direct labor and materials and the allocation of other costs directly related to the contract, for example the depreciation expense relating to a fixed asset used in fulfilling the contract. The Group adopted this amendment on January 1, 2022 and did not identify any material impacts during implementation of this amendment.

2.3.3      IFRS IC decision on implementation costs of a cloud computing agreement – IAS 38

The IFRS IC has specified the cases in which configuration and adaptation costs for software acquired as part of SaaS (“Software as a Service”) may be capitalized as intangible assets. In accordance with this decision, only services that result in the creation of an additional code controlled by the customer may be capitalized. Other services would be recognized as expenses for the period or as prepaid expenses. The method used to expense the implementation costs of the Group’s SaaS contracts complies with the accounting provisions set out by the IFRS IC in its decision.

2.3.4      Annual Improvements to IFRSs 2018–2020 Cycle

The 2018–2020 cycle of annual improvements to IFRSs resulted in the IASB making minor amendments or clarifications to the standards:

–   IFRS 1 “First-time Adoption of International Financial Reporting Standards”

–   IFRS 9 “Financial Instruments”

–   IFRS 16 “Leases”

–   IAS 41 “Agriculture.”

The changes to the above standards have no impact on the consolidated financial statements of the Orange group, either because they do not apply to the Group or because they clarify accounting treatments already adopted by the Group.

2.4    Standards and interpretations compulsory after December 31, 2022 with no early adoption

2.4.1      Amendment to IAS 1: Classification of liabilities as current or non-current

The amendment to the standard clarifies the current requirements of IAS 1 on the classification of liabilities in an entity’s balance sheet. This amendment is not expected to have a significant impact on the Group’s statement of financial position. However, the implementation of this amendment could lead to the reclassification of certain liabilities from current to non-current, and vice versa. The date of entry into force of this amendment is January 1, 2024.

2.4.2      Amendment to IAS 1: Disclosure of accounting policies

The amendment to the standard indicates that an entity must now disclose their material accounting policies rather than their significant accounting policies. This amendment should only marginally change the information provided by the Group in its notes to the consolidated financial statements. The date of entry into force of this amendment is January 1, 2023.

2.4.3      Amendment to IAS 8: Definition of accounting estimates

The amendment to the standard revised the definition of accounting estimates without changing the concept. This amendment is not expected to have any impact on the Group’s consolidated financial statements and will only marginally change the information provided by the Group in its notes to the consolidated financial statements. The date of entry into force of this amendment is January 1, 2023.

2.4.4      Amendment to IAS 12: Taxes — Deferred tax related to assets and liabilities acquired through a single transaction

The amendment introduces a new exception to the exemption from the initial recognition of deferred taxes. As a result of this amendment, an entity does not apply the initial recognition exemption for transactions that give rise to deductible temporary differences.

Under applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and a liability in a transaction that is not a business combination and that affects neither accounting profit nor taxable profit. For example, this may occur when the lease liability and the corresponding right-of-use asset are recognized under IFRS 16 at the inception of a lease. The Group's accounting policies are already aligned with the proposals of the amendment. The provisions of this amendment will apply as of January 1, 2023.

2.4.5      IFRS 17 and amendments to IFRS 9 “Insurance Contracts”

The Group is not subject to the provisions of the new IFRS 17 on the recognition and measurement of insurance contracts. The amendment to IFRS 9 proposes provisions enabling the disclosure of comparative information to companies adopting IFRS 17 for the first time. The date of entry into force of this standard and the IFRS amendment is January 1, 2023.

2.4.6      Amendment to IFRS 16 “Leases” – Lease liability in a sale and leaseback

The amendment introduces a new concept requiring variable rents to be taken into account when calculating the lease liability arising in a sale and leaseback transaction. Subsequent changes in variable rents will not result in the recognition of a gain or loss on the right-of-use, as the changes only impact the lease liability and the income statement for the difference between the reduction of the lease liability and the actual rents to be paid. The number of transactions resulting in a sale and leaseback remains limited in the Group and generally does not include a significant proportion of variable rent. The Group is completing its analysis before confirming that the implementation of this amendment should not have a material impact on its financial position. The provisions of this amendment will apply as of January 1, 2024.

2.5    Accounting policies, use of judgment and estimates

The accounting policies are presented within each note to which they refer. In summary:

Note	Topic	Accounting policies	Judgments and estimates (1)
1	Segment information	X
3	Changes in the scope of consolidation, takeovers (business combinations), internal transfer of consolidated shares, assets held for sale	X	X
4.1	Revenue	X	X
4.3	Trade receivables	X	X
4.4	Customer contract net assets and liabilities, costs of obtaining a contract and costs to fulfill a contract, unfulfilled performance obligations	X	X
4.5	Submarine cable consortiums, Orange Money	X
5.1	Advertising, promotion, sponsoring, communication and brand marketing costs	X
5.2	Litigation, acquisition and integration costs	X	X
5.3	Restructuring costs	X	X
5.4	Broadcasting rights and equipment inventories	X
5.6	Trade payables (goods and services)	X	X
6.2	Employee benefits	X	X
6.3	Employee share-based compensation	X
7	Goodwill, impairment of goodwill	X	X
8.2	Depreciation and amortization	X
8.3	Impairment of fixed assets	X	X
8.4	Other intangible assets	X	X
8.5	Property,plant and equipment	X	X
8.6	Fixed assets payables	X	X
8.7	Dismantling provisions	X	X
9	Leases	X	X
9.1	Right-of-use assets	X
9.2	Lease liabilities	X	X
10.1	Operating taxes and levies	X	X
10.2	Income taxes	X	X
11	Interests in associates and joint ventures	X	X
12	Related-party transactions	X
13.3	Net financial debt	X	X
13.3	Cash and cash equivalents, bonds, bank loans and loans from multilateral lending institutions	X
13.4	Perpetual bonds redeemable for shares (TDIRA)	X	X
13.7	Financial assets (telecom activities)	X	X
13.8	Derivatives (telecom activities)	X
14.8	Fair value of financial assets and liabilities (telecom activities)	X	X
15.2	Treasury shares	X
15.4	Subordinated notes, equity component of perpetual bonds redeemable for shares (TDIRA)	X	X
15.5	Translation adjustments	X
15.6	Non-controlling interests	X
15.7	Earnings per share	X
17.1	Financial assets and liabilities of Mobile Financial Services	X
17.1.1	Financial assets related to Orange Bank activities	X	X
17.2.7	Fair value of financial assets and liabilities of Orange Bank		X
18	Litigation		X
20	Scope		X
(1)	See Notes 2.5.1 and 2.5.2

2.5.1      Use of judgment

In addition to the alternatives or accounting positions mentioned above in 2.2, Management exercises judgment in order to define the accounting policies for certain transactions:

Topic		Nature of accounting judgment
Notes 3 and 20	Control

Exercise of judgment in certain circumstances with respect to the existence or not of control

Continuous control assessment which can affect the scope of consolidation, as for instance when a shareholders’ agreement is revised or terminated, or when protective rights turn into substantive rights

Note 4	Sales	Splitting transaction price between mobile and service Identification of distinct or non-distinct performance obligations
Notes 5, 10 and 18	Purchases and other expenses, tax and litigation

Litigation (including tax disputes and audits): measurement of technical merits of the interpretations and legislative positions and qualification of the facts and circumstances

Onerous supplier contracts: trigger event, nature of unavoidable costs

Note 5	Purchases and other expenses	Reverse factoring: distinguishing operating debt and financial debt
Note 8	Fixed assets	Qualifying network, sites or equipment sharing among operators as joint operations
Note 9	Leases

Determination of the non-cancellable lease term and assessment of the exercise or not of termination, extension and purchase option

Separation of service and lease components of leases

"TowerCos" arrangements: electing the unit of account (tower or used space) and analyzing the arrangements in order to determine whether they contain a lease

Notes 13 and 15	Financial assets, liabilities and financial results (telecom activities) Equity	Distinguishing equity and debt: assessing specific contractual clauses

2.5.2      Use of estimates

In preparing the Group's financial statements, Orange's management makes estimates, insofar as many elements included in the financial statements cannot be measured precisely. Management revises these estimates if the underlying circumstances evolve or in light of new information or more experience. Consequently, the estimates made at December 31, 2022 may subsequently be changed.

Topic		Key sources of estimates on future income and/or cash flows
Notes 4, 14 and 17	Sales	Deciding duration of legally binding rights and obligations
Notes 5, 10 and 18	Risk of resources outflow linked to litigation (including tax disputes and audits) Onerous contracts	Underlying assumptions of the assessment of legal and tax positions Identifying and releasing of uncertain legal and tax positions Underlying assumptions of the assessment
Notes 7.3, 7.4, 8.3, 8.4, 8.5 and 11	Measurement of the recoverable values for the impairment tests (goodwill, property, plant and equipment and intangible assets interests in associates and joint ventures)

Sensitivity to the discount rate, perpetual growth rate and business plan assumptions affecting expected cash flows (revenue, EBITDAaL and investments)

Assessing the competitive, economic and financial environment of the countries where the Group operates

Note 10.2	Measurement of the recoverable value of deferred tax assets	Assessing the time frame for recovering deferred tax assets when a tax entity returns to profit or when tax legislation limits the use of tax loss carryforwards
Note 8	Fixed assets

Assessing the useful life of assets based on changes in the technological, regulatory or economic environment (notably the migration from the copper local loop into fiber and other greater bandwidth technologies, radio technology migration)

Site dismantling and restoration provisions: dismantling time frame, discount rate, expected cost

Note 9	Leases	Determination of the incremental borrowing rate of the lease when the implied interest rate is not identifiable in the lease Determination of the term of certain leases
Note 6.2	Employee benefits	Sensitivity to discount rates Sensitivity to sign-up rate senior plans
Notes 14 and 17	Fair value of financial assets and liabilities	Models, selection of parameters, fair value hierarchy, assessment of non-performance risks

Furthermore, aside from the elements linked to the level of activity, income and future cash flows are sensitive to changes in financial market risks, notably interest rate and foreign exchange risks (see Note 14).

2.5.3      Consideration of climate change risks

Natural disasters and other accidental events related to climate change, such as fires, could lead to significant destruction of the Orange group's facilities, resulting in both service interruptions and high repair costs. The frequency and intensity of weather events related to climate change (e.g. floods, storms and heat waves) continue to increase, which could aggravate claims and increase the related damage. In the medium term, rising sea levels could affect sites and facilities located near the coast more often. While coverage of claims by insurers could decrease further, the damage caused by major disasters could result in significant costs to Orange, some of which could be at the expense of the Orange group and thus affect its financial position and outlook.

The Group is therefore integrating climate change risks more systematically into its activities. This can be seen in the assessment of these risks on the value of some of its assets through their depreciation schedule or as an event that could lead to the identification of an impairment loss indicator or on the future prospects of obtaining financing. Consideration of climate risks is also reflected in the Group's commitment to Net Zero Carbon by 2040. This commitment has led to changes in certain investment choices related to its activity.

Numerous projects have been initiated within the Group in order to understand the impacts of climate change on its operations. The implementation of actions to limit the effects of the Group's activities on climate change is also underway. The outcome of these projects could lead the Group to review certain accounting treatments, judgments or estimates of financial risks, the impact of which is still difficult to assess reliably. Climate resilience and adaptation are fast-growing topics and will requires the Group to better assess the risks to which it is exposed. The Group has begun a process of analysis in order to diagnose the exposure to climate risks of its various geographic locations based on the study of various impact scenarios related to climate change. At December 31, 2022, the Group had not identified any reliably estimated material impact on its financial statements at the stage of completion of the projects in progress.

2.5.4      Changes in the macroeconomic environment

The judgment and the estimates made by the Group also take specific events into account. In the context of the war in Ukraine, the Group has paid particular attention to:

–   possible impacts on impairment testing, whether on changes in market data (discount rates, changes in inflation) or on the flows used;

–   consequences of changes in market data on the valuation of certain Group assets and liabilities;

–   price volatility or the risk of supply difficulties in certain countries, particularly for electricity.

Provided that the conflict does not spread to other geographical areas, and given the Group’s limited presence in Ukraine as well as in Russia and Belarus, the direct impacts on the Group’s financial statements remain limited.